Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Contract liabilities

Note 12. Contract liabilities

Contract liabilities consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Advance from customers	$8,674	$1,712
Total contract liabilities	$8,674	$1,712

	For the year ended December 31,
	2025	2024
Balance at the beginning of the year	$1,712	$65,703
Cash received in advance	63,747	24,043
Revenue recognized from operating balance of deferred revenue	(1,712)	(65,703)
Revenue recognized from contract liabilities arising during the year	(55,073)	(22,331
Balance at the end of the year	$8,674	$1,712